Subsequent event	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Subsequent event

12. Subsequent event

On December 14, 2023, the Company and Ceapro Inc. (“Ceapro”) jointly announced the signing of a definitive agreement to combine their operations in an all-stock merger of equals. Pursuant to the agreement, the transaction will be effected by way of a plan of arrangement under the Canada Business Corporations Act pursuant to which, following the 1-for-4 reverse split on May 3, 2024,   each outstanding Ceapro common share will be exchanged for 0.02360 of an Aeterna common share   with the result that Ceapro will become a wholly-owned subsidiary of Aeterna (the “Transaction”). When completed, the Transaction will be considered a reverse acquisition and the historical financial statements following the business combination will be those of Ceapro. Additionally, as part of the Transaction, Aeterna will issue to its shareholders immediately prior to the closing of the transaction, 0.47698 of a share purchase warrant (“Transaction Warrants”) for each Aeterna common share held as of such date. Holders of Aeterna’s currently outstanding warrants will also be issued transaction warrants in accordance with the anti-dilution provisions of such warrants. Each whole transaction warrant will be exercisable to purchase one common share of Aeterna at a nominal exercise price of $0.01. The transaction also provides the outstanding options to acquire Ceapro common shares to be replaced by options allowing current holders to acquire common shares of Aeterna on similar terms, as adjusted by the exchange ratio in the transaction. Following the closing of the Transaction, the former shareholders of Ceapro will own 50% of Aeterna and the pre-transaction securityholders of Aeterna will own the remaining 50%, assuming the exercise of all Transaction Warrants. The transaction required the approval of shareholders of both Companies and the Alberta court, which were obtained on March 12, 2024, and March 28, 2024 respectively, and is subject to closing conditions customary for transactions of this nature, including applicable stock exchange approvals. It is anticipated that the transaction will close in the second quarter of 2024, subject to the satisfaction of the conditions of the agreement.